Interest income and similar income (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest income and similar income
Cash and balances with the Central Bank	$ 2,081	$ 1,418	$ 1,102
Loans and advances to credit institutions	4,804	2,832	2,102
Loans and advances to customers	72,263	59,264	50,227
Debt instruments	16,791	13,149	10,513
Hedging derivatives	1,895	703	237
Other interest income	168	87	49
Total interest income and similar income	$ 98,002	$ 77,453	$ 64,230